Summary of Principal Accounting Policies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥) Segment Tier	Dec. 31, 2020 USD ($) Segment Tier	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	May 31, 2016
Significant Accounting Policies [Line Items]
Unrealized gains from long-term time deposit	¥ 19,880,287	$ 3,046,787	¥ 16,897,702
Equity securities, realized gains	4,746,032	727,361	4,674,446
Impairment loss	5,000,000	766,284
Interest income recognized in earnings	¥ 18,667,117	$ 2,860,861
Number of reporting unit | Segment	1	1
Impairment of goodwill	¥ 0	$ 0	0	0
Impairment of long-lived assets				5,008,677
Sublease rental revenue	77,676,665	11,904,470	74,893,930	53,852,195
Hotel manager fees	¥ 112,729,886	$ 17,276,611	115,638,242	99,185,965
Number of tiers membership | Tier	4	4
Expiration period of non usage membership program	2 years	2 years
Membership program of renewal period	2 years	2 years
VAT rate						6.00%
Advertising and promotional expenses	¥ 38,934,867	$ 5,967,029	23,934,351	15,654,573
Government subsidies	20,094,745	3,079,654	9,880,735	15,150,107
Operating lease rental expenses	122,590,230	18,787,775	81,379,034	78,272,335
Employee benefits	25,666,575	3,933,575	28,700,397	22,289,686
Loans receivable, allowance	18,000,000		15,000,000		$ 2,758,620
Foreign currency translation adjustments	(19,714,207)	(3,021,335)	2,933,162	66,453,841
Revenues	¥ 930,010,096	$ 142,530,283	1,091,793,135	905,614,669
Change in accounting principle, accounting standards update, adopted	true				true
Change in accounting principle, accounting standards update, adoption date	Jan. 01, 2020				Jan. 01, 2020
Change in accounting principle, accounting standards update, immaterial effect	true				true
Accounting Standards Update [Extensible List]	us-gaap:AccountingStandardsUpdate201813Member	us-gaap:AccountingStandardsUpdate201813Member
Loans Receivable
Significant Accounting Policies [Line Items]
Receivables outstanding	¥ 394,948,617		239,515,622	106,549,431	$ 60,528,524
Loans receivable, allowance	¥ 18,000,000		15,000,000		2,758,620
Loans Receivable | Credit Concentration Risk
Significant Accounting Policies [Line Items]
Appreciation in functional currency	6.27%	6.27%
Mainland China
Significant Accounting Policies [Line Items]
Concentration of credit risk	¥ 434,229,811		267,063,036		66,548,630
Cayman Island
Significant Accounting Policies [Line Items]
Concentration of credit risk	196,456,442		72,645,289		30,108,267
Hong Kong
Significant Accounting Policies [Line Items]
Concentration of credit risk	185,772		410,523		28,471
Japan
Significant Accounting Policies [Line Items]
Concentration of credit risk	¥ 1,183,983		165,850		$ 181,453
RMB
Significant Accounting Policies [Line Items]
Foreign currency exchange rate	6.5250				6.5250
HKD
Significant Accounting Policies [Line Items]
Foreign currency exchange rate	7.7534				7.7534
Other Operating Expenses
Significant Accounting Policies [Line Items]
Impairment of long-lived assets				5,008,677
ASU 2016-01
Significant Accounting Policies [Line Items]
Equity securities, unrealized gain			8,223,212
Short-term Investments
Significant Accounting Policies [Line Items]
Equity securities, realized gains	¥ 2,314,688	$ 354,741	65,715,647	14,381,423
Equity securities, unrealized losses	29,586,987	4,534,404	29,832,919	¥ 72,156,375
Long-term Investments
Significant Accounting Policies [Line Items]
Equity securities, unrealized gains (losses)	¥ (9,247,254)	$ (1,417,204)	¥ 6,473,358
Minimum
Significant Accounting Policies [Line Items]
Estimated life of paid membership program	3 years	3 years
Long term, maturity period	1 year	1 year
Maximum
Significant Accounting Policies [Line Items]
Estimated life of paid membership program	5 years	5 years
Long term, maturity period	3 years	3 years
Revenues | $		$ 1,070,000,000.00